Variable Interest Entities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Variable Interest Entity [Line Items]
Schedule of Variable Interest Entities
The carrying amounts and classification of the consolidated VIEs’ assets and liabilities included in the Company's unaudited consolidated balance sheet are as follows:

(In thousands)	September 30, 2014	December 31, 2013
Current assets	$64,963	$2,139
Noncurrent assets	804,855	27,076
Total assets	$869,818	$29,215
Current liabilities	$34,739	$6,129
Noncurrent liabilities	436,045	10,310
Total liabilities	$470,784	$16,439

Predecessor
Variable Interest Entity [Line Items]
Schedule of Variable Interest Entities
The carrying amounts and classification of our consolidated VIEs’ assets and liabilities included in our consolidated combined balance sheet are as follows:

	As of December 31,
In thousands	2013	2012
Current assets	$2,139	$—
Noncurrent assets	27,076	—
Total assets	$29,215	$—
Current liabilities	$6,129	$—
Noncurrent liabilities	10,310	—
Total liabilities	$16,439	$—